UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      WASHINGTON D.C. 20549

 				    FORM 13F-HR

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	December 31, 2012

Check here if Amendment [  ]; Amendment Number: ____________
This Amendment (Check only one.): 	[  ] is a restatement.
       					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Bay Hill Capital Management, LLC
Address: 	457 Washington Street
		Duxbury, MA 02332
13F File Number: 28-13345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alec Petro
Title: 	Manager
Phone:	781-934-0844

Signature, Place, and Date of Signing

	/s/ Alec Petro		  Duxbury, MA	    February 15, 2013
  ------------------------- -------------------- ----------------------
	[Signature]		  [City, State]	       [Date]

Report Type: (Check only one):

[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0
Form 13F Information Table Entry Total:			        0
Form 13F Information Table Value Total: 		$       0
						       (thousands)

List of Other Included Managers:

None




             Name of Issuer               Title of Class    CUSIP     VALUE  Shares Units  Call/  Discretion   Other   Sole
								    (x$1000)		    Put		     Managers
---------------------------------------- ---------------- --------- -------- ------- ---- ------- ---------- --------- ------



